Document And Entity Information	Apr. 23, 2026
Document Information Line Items
Entity Central Index Key	0002097986
Amendment Description	AMENDMENT NO. 1
Document Type	S-1/A
Entity Registrant Name	Forefront Tech Holdings Acquisition Corp
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true